Stockholders' Equity (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 03, 2016	Sep. 30, 2016	Dec. 31, 2015
Preferred stock authorized to issue		1,000,000	1,000,000
Preferred stock par value		$ 0.001	$ 0.001
Common stock issued for services, shares		167,994
Legal and professional fees		$ 20,500
Common stock issued for warrant exercised		42,000
Number of granted shares issued	1,600,000
Xing Beverage Llc [Member]
Common stock issued for services, shares		5,600,672
Sale of stock price per share		$ 0.36
Series A Preferred Stock [Member]
Preferred stock authorized to issue		250,000	250,000
Preferred stock par value		$ 0.001	$ 0.001
Preferred stock designated		250,000
Preferred stock votes rights		Each share of Series A Preferred shall have 500 votes for any election or other vote placed before the shareholders of the Company	Each share of Series A Preferred shall have 500 votes for any election or other vote placed before the shareholders of the Company.
Preferred stock, shares issued		250,000	250,000
Preferred stock, shares outstanding		250,000	250,000
Series B Preferred Stock [Member]
Preferred stock authorized to issue		300,000	300,000
Preferred stock par value		$ 0.001	$ 0.001
Preferred stock, shares issued		284,807	254,807
Preferred stock, shares outstanding		284,807	254,807
Common Stock [Member]
Common stock issued for services, shares		50,000
Sale of stock price per share		$ 0.41